SUPPLEMENT DATED MAY 1, 2001 TO

PROSPECTUS AND SAI DATED NOVEMBER 1, 2000

Meridian Fund of Meridian Fund, Inc. has changed its name to Meridian Growth Fund. All references in the prospectus or SAI to Meridian Fund should be treated as references to Meridian Growth Fund.

[MORRISON & FOERSTER LLP LETTERHEAD]

May 1, 2001

Writer’s Direct Dial Number

(202) 887-1530

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re: Meridian Fund, Inc.

Registration Nos. 2-90949 and 811-4014

Ladies and Gentlemen:

In connection with the registration of the Meridian Fund, Inc. (the "Fund") under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to 17 C.F.R. 230.497(e), we are transmitting herewith for filing a supplement dated May 1, 2001 to the prospectus and statement of additional information of the Fund.

This supplement is being filed to change all references to the Meridian Fund in the prospectus and statement of additional information to the Meridian Growth Fund.

If you have any questions, please contact the undersigned at the number indicated above.

Very truly yours,

/s/ Marco E. Adelfio

Marco E. Adelfio